UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2008


                      USAA TREASURY MONEY MARKET TRUST




[LOGO OF USAA]
   USAA(R)

                            USAA TREASURY MONEY
                                   MARKET Trust(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MAY 31, 2008

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                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            10

    Report of Independent Registered Public Accounting Firm                  11

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        13

    Financial Statements                                                     14

    Notes to Financial Statements                                            17

EXPENSE EXAMPLE                                                              26

ADVISORY AGREEMENT                                                           28

TRUSTEES' AND OFFICERS' INFORMATION                                          34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        ...FOR THOSE WITH MONEY TO INVEST,
[PHOTO OF CHRISTOPHER W. CLAUS]            THERE STILL ARE SOME BARGAINS.

                                                        "

                                                                       June 2008
--------------------------------------------------------------------------------

The last 12 months have not been for the faint of heart. The decline of the U.S. housing market and the subprime lending meltdown created a liquidity crisis that brought the U.S. fixed-income market to a virtual standstill. In an effort to stave off recession, the Federal Reserve Board (the Fed) slashed short-term interest rates and took a few creative initiatives - such as opening its discount window to investment banks - to seek to inject liquidity into the financial system, which culminated in JPMorgan Chase & Co.'s rescue of Bear Stearns through a takeover.

The Fed's accomplishment, however, came at a cost. The central bank had to choose: Manage inflation or stabilize the economy and financial system. In my opinion, the Fed's actions improved market confidence, returned some liquidity and normalcy to the fixed-income markets, and potentially averted a potent recession. But I believe that we now face the prospect of stagflation - inflation without economic growth. Commodity prices, particularly food and energy, have increased steadily; at the time of this writing, oil was above $135 a barrel, while prices at the pump had climbed higher than $4 a gallon, on average.

Meanwhile, the U.S. economy continues to struggle with increased unemployment, a decline in home equity, and generally lower stock prices. Consumer confidence is low, and we still are engaged in a long, difficult war on terrorism.

Is it any wonder that investors are feeling a bit anxious? And yet, there are some interesting opportunities:

o In the fixed-income markets (the most challenging I've seen), many high-quality bond prices were crushed by panic selling and lack of liquidity. But I believe there are some exceptional buying opportunities in the U.S. corporate and tax-exempt bond markets, especially for investors seeking income.

o U.S. large-cap stocks look attractive relative to international stocks, but patience is essential. Large-caps' intrinsic value is unlikely to be reflected in share prices until there is conviction in the markets that housing has bottomed, the U.S. economy has regained its footing, and corporate earnings have improved. For long-term investors, dollar-cost averaging is a prudent way to invest in the current environment.

 . . . C O N T I N U E D
========================--------------------------------------------------------

o In my view, the emerging markets still have room to appreciate. Many have home-grown middle classes and vibrant local economies. Nevertheless, with returns always comes risk, and I expect volatility to be ever-present.

o The precious metals and minerals segment also offers value. I am particularly proud of USAA's Precious Metals and Minerals Fund, which was named the "Best Fund Over 10 Years" for Consistently Strong Risk-Adjusted Returns in the Gold Oriented Funds category for the 10-year period ended December 31, 2007, by Lipper Inc. The Fund was ranked No. 1 among 24 Gold Oriented Funds for that period. For the three- and five-year periods, the Fund was ranked 6 out of 50 and 2 out of 44 funds in the category, respectively. We are delighted to be offering our membership such a proven performer.

Whatever happens in the months ahead, I believe the fixed-income markets have turned the corner. For those with money to invest, there still are some bargains. For investors who can bide their time, a rebound in stock prices - while not imminent - is on the horizon.

Rest assured that we will keep working hard on your behalf - offering some of the industry's top investment talent, top-notch service, and pure no-load mutual funds. From all of us here, thank you for your business and the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. o SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

THE LIPPER FUND AWARDS PROGRAM HIGHLIGHTS FUNDS THAT HAVE EXCELLED IN DELIVERING CONSISTENTLY STRONG RISK-ADJUSTED PERFORMANCE, RELATIVE TO PEERS. THE LIPPER FUND AWARDS ARE AWARDED TO FUNDS IN 21 COUNTRIES IN ASIA, EUROPE, AND THE AMERICAS. LIPPER DESIGNATES AWARD-WINNING FUNDS IN MOST INDIVIDUAL CLASSIFICATIONS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS. IN ADDITION, THE LIPPER FUND AWARDS PROGRAM SPOTLIGHTS FUND FAMILIES WITH HIGH AVERAGE SCORES FOR ALL FUNDS WITHIN A PARTICULAR ASSET CLASS OR OVERALL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]      TONY ERA
                            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended May 31, 2008, the USAA Treasury Money Market Trust had a total return of 3.31%. This compares to an average return of 2.95% for similar Treasury and repurchase agreement (repo) funds tracked by iMoney Net, Inc. As of May 31, 2008, the Fund's seven-day yield was 1.70%.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

         Competing forces from credit-market turmoil and increasing inflationary pressures on the economy largely influenced the timing and direction of interest-rate movements during the period. Volatility in credit markets exacerbated a flight to quality as investors grew cautious over the health of the financial system, both at home and abroad. The rush of liquidity into U.S. Treasuries resulted in downward pressure on yields, although this began to wane as the Federal Reserve Board (the Fed) took aggressive steps to increase confidence among investors in the credit markets. In September 2007, the Fed also began reducing short-term interest rates to counteract the ongoing liquidity squeeze in financial markets, dropping the federal funds rate seven times - from 5.25% to 2% by the end of the reporting period.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR THE iMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

         At various times, repurchase agreements backed by Treasuries offered a higher-yielding alternative to lower rates directly available in the Treasury market. However, in the second half of the reporting year, we increased purchases of U.S. Treasury securities to seek to lock in higher yields in the environment of rapidly falling rates, using a laddered maturity approach. By the end of the period, the Fed was signaling that it is on hold, so we maintained our balanced approach while keeping a shorter average maturity to help offset the possibility of higher rates.

WHAT'S YOUR OUTLOOK?

         In the near term, we see the Fed as being on hold and unlikely to cut rates further, absent any additional deterioration in the credit markets. Looking out later in the year, the Fed is likely to turn its attention to the intensifying inflationary pressures and combat them by raising interest rates, in our opinion. Regardless of the Fed's timing, we will continue to manage your Fund to seek to maximize current income while maintaining the highest degree of safety and liquidity.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's investments will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

---------------------------------------------------------------------------------------
                                                         5/31/08            5/31/07
---------------------------------------------------------------------------------------
Net Assets                                           $219.5 Million     $190.2 Million
Net Asset Value Per Share                                $1.00              $1.00

---------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 5/31/08
---------------------------------------------------------------------------------------
1 YEAR                   5 YEARS                  10 YEARS                  7-DAY YIELD
3.31%                     2.76%                    3.27%                       1.70%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                         USAA TREASURY                 IMONEYNET
                       MONEY MARKET TRUST               AVERAGE
                       ------------------              ---------
 5/29/2007                    4.77%                      4.34%
 6/26/2007                    4.65                       4.24
 7/31/2007                    4.80                       4.32
 8/28/2007                    3.74                       3.56
 9/25/2007                    4.15                       3.73
10/30/2007                    4.15                       3.64
11/27/2007                    3.81                       3.37
12/18/2007                    3.16                       3.14
 1/29/2008                    2.09                       2.18
 2/26/2008                    2.19                       2.05
 3/25/2008                    1.12                       0.88
 4/29/2008                    1.61                       1.08
 5/27/2008                    1.64                       1.10

                                   [END CHART]

         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 5/27/08.

         The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money market funds that hold 100% in U.S. Treasuries.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE OF $10,000

                        [CHART OF CUMULATIVE PERFORMANCE]

                                               USAA TREASURY
                                            MONEY MARKET TRUST
05/31/98                                        $10,000.00
06/30/98                                         10,044.93
07/31/98                                         10,088.73
08/31/98                                         10,132.74
09/30/98                                         10,175.15
10/31/98                                         10,214.50
11/30/98                                         10,254.68
12/31/98                                         10,294.14
01/31/99                                         10,330.69
02/28/99                                         10,366.09
03/31/99                                         10,408.19
04/30/99                                         10,446.59
05/31/99                                         10,482.12
06/30/99                                         10,523.90
07/31/99                                         10,563.25
08/31/99                                         10,605.89
09/30/99                                         10,647.19
10/31/99                                         10,687.54
11/30/99                                         10,733.68
12/31/99                                         10,778.39
01/31/00                                         10,823.39
02/29/00                                         10,867.90
03/31/00                                         10,916.89
04/30/00                                         10,962.38
05/31/00                                         11,016.80
06/30/00                                         11,069.37
07/31/00                                         11,124.86
08/31/00                                         11,181.01
09/30/00                                         11,234.35
10/31/00                                         11,293.55
11/30/00                                         11,349.88
12/31/00                                         11,404.18
01/31/01                                         11,462.75
02/28/01                                         11,509.41
03/31/01                                         11,557.67
04/30/01                                         11,603.83
05/31/01                                         11,645.06
06/30/01                                         11,681.34
07/31/01                                         11,718.98
08/31/01                                         11,752.87
09/30/01                                         11,778.24
10/31/01                                         11,802.78
11/30/01                                         11,822.07
12/31/01                                         11,837.23
01/31/02                                         11,851.49
02/28/02                                         11,864.88
03/31/02                                         11,878.68
04/30/02                                         11,892.32
05/31/02                                         11,905.61
06/30/02                                         11,918.44
07/31/02                                         11,932.57
08/31/02                                         11,947.41
09/30/02                                         11,959.87
10/31/02                                         11,973.64
11/30/02                                         11,984.64
12/31/02                                         11,994.70
01/31/03                                         12,004.83
02/28/03                                         12,013.52
03/31/03                                         12,022.32
04/30/03                                         12,031.31
05/31/03                                         12,040.60
06/30/03                                         12,048.18
07/31/03                                         12,054.73
08/31/03                                         12,061.39
09/30/03                                         12,067.29
10/31/03                                         12,074.33
11/30/03                                         12,080.27
12/31/03                                         12,087.02
01/31/04                                         12,093.41
02/29/04                                         12,098.95
03/31/04                                         12,104.96
04/30/04                                         12,111.20
05/31/04                                         12,116.54
06/30/04                                         12,122.56
07/31/04                                         12,131.20
08/31/04                                         12,140.66
09/30/04                                         12,151.58
10/31/04                                         12,165.03
11/30/04                                         12,179.33
12/31/04                                         12,196.54
01/31/05                                         12,213.31
02/28/05                                         12,231.50
03/31/05                                         12,253.10
04/30/05                                         12,276.72
05/31/05                                         12,302.34
06/30/05                                         12,328.07
07/31/05                                         12,357.14
08/31/05                                         12,388.52
09/30/05                                         12,422.25
10/31/05                                         12,454.73
11/30/05                                         12,490.60
12/31/05                                         12,531.53
01/31/06                                         12,568.98
02/28/06                                         12,607.47
03/31/06                                         12,653.58
04/30/06                                         12,694.36
05/31/06                                         12,741.09
06/30/06                                         12,790.79
07/31/06                                         12,838.48
08/31/06                                         12,890.11
09/30/06                                         12,942.14
10/31/06                                         12,992.79
11/30/06                                         13,043.62
12/31/06                                         13,099.45
01/31/07                                         13,148.94
02/28/07                                         13,196.87
03/31/07                                         13,252.16
04/30/07                                         13,302.52
05/31/07                                         13,356.15
06/30/07                                         13,409.03
07/31/07                                         13,461.39
08/31/07                                         13,515.32
09/30/07                                         13,558.57
10/31/07                                         13,606.76
11/30/07                                         13,650.84
12/31/07                                         13,684.92
01/31/08                                         13,717.06
02/29/08                                         13,741.78
03/31/08                                         13,760.44
04/30/08                                         13,779.99
05/31/08                                         13,799.57

                                   [END CHART]

         DATA FROM 5/31/98 THROUGH 5/31/08.

         The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO PAGE 7.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                ASSET ALLOCATION
                                    5/31/2008

                         [PIE CHART OF ASSET ALLOCATION]

Repurchase Agreements                                       62.2%
U.S. Treasury Bills                                         37.8%

                                   [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

10

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TREASURY MONEY MARKET TRUST

         The following federal tax information related to the Fund's fiscal year ended May 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         For the fiscal year ended May 31, 2008, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $7,757,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TREASURY MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Treasury Money Market Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Treasury Money Market Trust at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 16, 2008

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

PRINCIPAL
   AMOUNT     SECURITY                                                                   VALUE
----------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (37.8%)(a)
  $10,000     2.70%, 6/12/2008                                                        $  9,992
   10,000     2.08%, 6/19/2008                                                           9,990
   10,000     2.08%, 6/26/2008                                                           9,986
    3,000     2.45%, 7/03/2008                                                           2,993
   10,000     2.18%, 7/10/2008                                                           9,976
    5,000     2.29%, 7/24/2008                                                           4,983
    5,000     1.32%, 7/31/2008                                                           4,989
   10,000     1.25%, 8/07/2008                                                           9,977
    5,000     1.25%, 8/21/2008                                                           4,986
    5,000     1.45%, 9/04/2008                                                           4,981
   10,000     1.26%, 9/11/2008                                                           9,964
                                                                                      --------
              Total U.S. Treasury Bills (cost: $82,817)                                 82,817
                                                                                      --------

              REPURCHASE AGREEMENTS (62.2%)
   40,000     Credit Suisse First Boston Corp., 2.27%, acquired 5/30/2008 and due 6/02/2008 at $40,000 (collateralized by $40,425 of
                Government National Mortgage Assn.(b), 5.00% - 6.00%,
                due 10/15/2019 - 11/15/2037; market value $40,805)                      40,000
   49,564     Deutsche Bank Securities, Inc., 2.25%, acquired 5/30/2008
                and due 6/02/2008 at $49,564 (collateralized by $50,873 of
                U.S. Treasury, 1.94%(a), due 9/25/2008; market value $50,556)           49,564
   47,000     UBS Securities LLC, 2.00%, acquired on 5/30/2008 and
                due 6/02/2008 at $47,000 (collateralized by $45,976 of
                U.S. Treasury, 4.00% - 4.25%(c), due 1/15/2011 - 11/15/2012;
                market value $47,940)                                                   47,000
                                                                                      --------
              Total Repurchase Agreements (cost: $136,564)                             136,564
                                                                                      --------

              TOTAL INVESTMENTS (COST: $219,381)                                      $219,381
                                                                                      ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at May 31, 2008, for federal income tax purposes, was $219,381,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

         (b) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

         (c) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

ASSETS
   Investments in securities (amortized cost approximates market value)           $ 82,817
   Investment in repurchase agreements (cost approximates market value)            136,564
   Receivables:
      Capital shares sold                                                              403
      Interest                                                                          16
                                                                                  --------
         Total assets                                                              219,800
                                                                                  --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                          253
      Dividends on capital shares                                                        9
   Accrued management fees                                                              24
   Other accrued expenses and payables                                                  47
                                                                                  --------
         Total liabilities                                                             333
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $219,467
                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $219,467
                                                                                  ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 219,467
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $   1.00
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
YEAR ENDED MAY 31, 2008

INVESTMENT INCOME
   Interest income                                            $7,756
                                                              ------
EXPENSES
   Management fees                                               266
   Administration and servicing fees                             213
   Transfer agent's fees                                         259
   Custody and accounting fees                                    38
   Postage                                                        22
   Shareholder reporting fees                                     22
   Trustees' fees                                                  9
   Registration fees                                              42
   Professional fees                                              49
   Other                                                           7
                                                              ------
      Total expenses                                             927
   Expenses paid indirectly                                       (5)
                                                              ------
      Net expenses                                               922
                                                              ------
NET INVESTMENT INCOME                                         $6,834
                                                              ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST
YEARS ENDED MAY 31,

                                                                  2008              2007
                                                             ---------------------------
FROM OPERATIONS
   Net investment income                                     $   6,834         $   8,976
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (6,834)           (8,976)
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   192,145           129,996
   Reinvested dividends                                          6,603             8,652
   Cost of shares redeemed                                    (169,453)         (134,037)
                                                             ---------------------------
      Increase in net assets from capital
         share transactions                                     29,295             4,611
                                                             ---------------------------
   Net increase in net assets                                   29,295             4,611

NET ASSETS
   Beginning of year                                           190,172           185,561
                                                             ---------------------------
   End of year                                               $ 219,467         $ 190,172
                                                             ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 192,145           129,996
   Shares issued for dividends reinvested                        6,603             8,652
   Shares redeemed                                            (169,453)         (134,037)
                                                             ---------------------------
      Increase in shares outstanding                            29,295             4,611
                                                             ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Repurchase agreements are valued at cost, which approximates market value.

              3. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

              all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

              with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of May 31, 2008.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended May 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $5,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended May 31, 2008, the Fund paid CAPCO facility fees of less that $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended May 31, 2008, and 2007, was as follows:

                                                    2008           2007
                                                 -------------------------
Ordinary income*                                 $6,834,000     $8,976,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         As of May 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                  $9,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the year ended May 31, 2008, the Fund incurred management fees, paid or payable to the Manager, of $266,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended May 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $213,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2008, the Fund reimbursed the Manager $4,000

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

              for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $259,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

              returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective June 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

              issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           D. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED MAY 31,
                                           -----------------------------------------------------------------
                                               2008          2007          2006           2005          2004
                                           -----------------------------------------------------------------
Net asset value at beginning of period     $   1.00      $   1.00      $   1.00       $   1.00      $   1.00
                                           -----------------------------------------------------------------
Income from investment operations:
  Net investment income                         .03           .05           .04            .02           .01
Less distributions from:
  Net investment income                        (.03)         (.05)         (.04)          (.02)         (.01)
                                           -----------------------------------------------------------------
Net asset value at end of period           $   1.00      $   1.00      $   1.00       $   1.00      $   1.00
                                           =================================================================
Total return (%)*                              3.32          4.83          3.57           1.53           .63
Net assets at end of period (000)          $219,467      $190,172      $185,561       $173,983      $188,762
Ratios to average net assets:**
  Expenses (%)(a)                               .43           .48           .46            .45           .43
  Net investment income (%)                    3.21          4.72          3.52           1.50           .63

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended May 31, 2008, average net assets were $213,164,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

26

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2007, through May 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                    BEGINNING              ENDING              DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE        DECEMBER 1, 2007 -
                                 DECEMBER 1, 2007        MAY 31, 2008           MAY 31, 2008
                                 --------------------------------------------------------------
Actual                              $1,000.00             $1,011.00                $2.06

Hypothetical
   (5% return before expenses)       1,000.00              1,022.95                 2.07

         *Expenses are equal to the Fund's annualized expense ratio of 0.41%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.10% for the six-month period of December 1, 2007, through May 31, 2008.

28

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         At a meeting of the Board of Trustees (the Board) held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.

30

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the same periods.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and

32

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2008

         others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

34

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of May 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                   OR CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23415-0708                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2008 and 2007 were $259,470 and $249,505, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    07/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    07/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    07/25/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.